UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/12

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts              Atlanta, GA              8/10/12
--------------------------------------------------------------------------------
Signature                    City     State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                65

Form 13F Information Table Value Total:           126,613

List of Other Included Managers:                     None







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

                                                              MKT VAL                 INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS    CUSIP        (X $1000)        SHARES  DISCRETION  MNGRS      SOLE   SHARED    NONE
Abbott Laboratories             COM            002824100         268       4,159                                               4,159
Accenture PLC                   COM            g1150g111         487       8,110                                               8,110
Activision Blizzard, Inc.       COM            00507v109         178      14,870                                              14,870
AFLAC Inc                       COM            001055102         242       5,672                                               5,672
AGNICO EAGLE MINES LTD          COM            008474108         173       4,265                                               4,265
Amazon.Com Inc                  COM            023135106         393       1,720                                               1,720
American Electric Power Co Inc  COM            025537101         390       9,780                                               9,780
Amgen Inc                       COM            031162100         293       4,015                                               4,015
Amphenol Corp-CL A              COM            032095101         524       9,545                                               9,545
Apple Inc                       COM            037833100       1,361       2,330                                               2,330
Arch Capital Group              COM            G0450A105         361       9,090                                               9,090
AT&T Corp                       COM            00206R102         220       6,171                                               6,171
ATLAS ENERGY LP                 COM            04930A104      41,819   1,370,680                        1,325,000             45,680
AURICO GOLD INC COM             COM            05155C105         312      38,895                                              38,895
BB&T Corporation                COM            054937107         201       6,512                                               6,512
BEAR CREEK MINING CORP          COM            07380N104      13,894   4,959,145                        4,838,000            121,145
Bristol Myers Squibb Co         COM            110122108         431      11,987                                              11,987
Caterpillar Inc                 COM            149123101         250       2,940                                               2,940
CHESAPEAKE ENERGY OKLA          COM            165167BW6         191      10,280                                              10,280
Chevron Corp                    COM            166764100         681       6,455                                               6,455
Coca Cola Co                    COM            191216100         944      12,068                                              12,068
COEUR D'ALENE MINES CORP        COM            192108AQ1      41,916   2,387,015                        2,358,800             28,215
Colgate Palmolive Co            COM            194162103         334       3,209                                               3,209
CONSOL ENERGY INC    COM        COM            20854P109         289       9,560                                               9,560
Costco Wholesale Corp           COM            22160K105         437       4,600                                               4,600
CVS/Caremark Corp               COM            126650100         367       7,845                                               7,845
Danaher Corp                    COM            235851102         462       8,870                                               8,870
Dell Inc                        COM            24702R101         253      20,250                                              20,250
Disney, Walt Co                 COM            254687106         355       7,310                                               7,310
EXCO RES INC                    COM            296315104         181      23,815                                              23,815
Exxon Mobil Corp                COM            30231G102         917      10,716                                              10,716
EZCORP INC NON VTG CL A         COM            269279402         148       6,310                                               6,310
Freeport McMoran Copper & Gold  COM            35671D857         221       6,500                                               6,500
General Electric Co             COM            369604103         345      16,567                                              16,567
Gilead Sciences Inc.            COM            375558103         357       6,955                                               6,955
Google                          COM            38259P508         351         605                                                 605
HECLA MINING CO DEL             COM            302301106       3,562     749,998                          749,998
Home Depot Inc                  COM            437076102       1,326      25,026                                              25,026
International Business Machine  COM            459200101         695       3,553                                               3,553
Johnson & Johnson               COM            478160104         452       6,684                                               6,684
Kellogg Co                      COM            487836108         294       5,960                                               5,960
McDonalds Corp                  COM            580135101         271       3,064                                               3,064
McKesson HBOC Inc               COM            58155Q103         220       2,350                                               2,350
MAG SILVER CORP                 COM            55903Q104         441      50,000                           50,000
Merck & Co Inc                  COM            58933Y105         233       5,592                                               5,592
Microsoft Corp                  COM            594918104         472      15,430                                              15,430
NEW GOLD INC CDA                COM            644535106         285      29,985                                              29,985
Omnicom Group                   COM            681919106         241       4,960                                               4,960
PAN AMERICAN SILVER CORP        COM            697900108       1,504      89,115                           73,600             15,515
Pfizer Inc                      COM            717081103         221       9,603                                               9,603
Praxair Inc                     COM            74005P104         330       3,035                                               3,035
PRIMERO MINING          CORP    COM            74164W106         716     277,165                          136,500            140,665
Procter & Gamble Co             COM            742718109         722      11,780                                              11,780
Reliance Steel                  COM            759509102         378       7,494                                               7,494
Schlumberger Ltd                COM            806857108         325       5,014                                               5,014
SILVER WHEATON CORP             COM            828336107         252       9,375                                               9,375
Southern Co                     COM            842587107         218       4,712                                               4,712
Stryker Corp                    COM            863667101         280       5,080                                               5,080
U.S. Bancorp                    COM            902973304         281       8,730                                               8,730
ULTRA PETROLEUM CORP            COM            903914109         280      12,125                                              12,125
United Technologies Corp        COM            913017109         598       7,918                                               7,918
UnitedHealth Group Inc          COM            91324p102         246       4,200                                               4,200
Verizon Communications          COM            92343v104         500      11,240                                              11,240
Wal-Mart Stores Inc             COM            931142103         452       6,477                                               6,477
Western Digital Corp            COM            958102105         273       8,945                                               8,945
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